Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of non-controlling interest
	Profit (Loss)		Equity
(€ million)	2025	2024	December 31, 2025	December 31, 2024
Eni Plenitude Group	6	54	1,816	491
Eni Marine Services SpA			1,701	1,924
Enilive Group	87		860
EniPower Group	64	85	457	446
Others	(7)	1	13	2
	150	140	4,847	2,863

Schedule of equity attributable to equity holders of Eni
(€ million)	December 31, 2025	December 31, 2024
Share capital	4,005	4,005
Retained earnings	33,209	32,552
Cumulative currency translation differences	1,936	8,081
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,782	2,883
- Reserve for OCI on cash flow hedging derivatives net of tax effect	42	(612)
- Reserve for OCI on defined benefit plans net of tax effect	(94)	(91)
- Reserve for OCI on equity-accounted investments	92	28
- Reserve for OCI on other investments valued at fair value	104	160
- Reserve for convertible bond issue	79	79
Treasury shares	(2,782)	(2,883)
Profit for the year	2,608	2,624
	47,940	52,785

Schedule of other comprehensive income reserves
	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments (*)	Reserve for OCI on investments valued at fair value
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2024	(861)	249	(612)	(121)	30	(91)	28	160
Changes of the year	661	(197)	464	(11)	2	(9)	73	(32)
Currency translation differences	3	(1)	2	1	(1)			(19)
Changes in scope of consolidation and non-controlling interest	27	(9)	18	8	(2)	6	(9)	(5)
Reversal to inventories adjustments	5	(1)	4
Reclassification adjustments	233	(67)	166
Reserve as of December 31, 2025	68	(26)	42	(123)	29	(94)	92	104
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98
Changes of the year	(1,034)	299	(735)	8	(4)	4	(70)	62
Currency translation differences				(5)	3	(2)
Changes in scope of consolidation				(30)	25	(5)
Reclassification adjustments	123	(36)	87
Reserve as of December 31, 2024	(861)	249	(612)	(121)	30	(91)	28	160

Schedule of reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni
	Profit		Shareholders’ equity
(€ million)	2025	2024	December 31, 2025	December 31, 2024
As recorded in Eni SpA's Financial Statements	4,429	6,419	50,986	50,735
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(1,643)	(2,029)	1,643	4,338
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	(285)	(1,722)	425	1,240
- elimination of unrealized intercompany profits	219	(80)	(301)	(537)
- deferred taxation	38	176	(119)	(281)
	2,758	2,764	52,787	55,648
Non-controlling interest	(150)	(140)	(4,847)	(2,863)
As recorded in Consolidated Financial Statements	2,608	2,624	47,940	52,785